Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	232,956,836.09	18,865
Yield Supplement Overcollateralization Amount 08/31/18	4,835,189.52	0
Receivables Balance 08/31/18	237,792,025.61	18,865
Principal Payments	10,941,200.07	379
Defaulted Receivables	637,455.54	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	4,477,783.31	0
Pool Balance at 09/30/18	221,735,586.69	18,446

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	20.93%

Prepayment ABS Speed	1.13%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	32.48

Delinquent Receivables:
Past Due 31-60 days	6,187,976.01	373
Past Due 61-90 days	1,765,611.28	105
Past Due 91-120 days	189,469.51	13
Past Due 121+ days	0.00	0
Total	8,143,056.80	491

Total 31+ Delinquent as % Ending Pool Balance	3.67%

Recoveries	394,357.21

Aggregate Net Losses/(Gains) - September 2018	243,098.33

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.23%
Prior Net Losses Ratio	1.41%
Second Prior Net Losses Ratio	1.26%
Third Prior Net Losses Ratio	0.83%
Four Month Average	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.85%

Flow of Funds	$ Amount

Collections	12,082,772.97
Advances	(1,764.26)
Investment Earnings on Cash Accounts	46,845.30
Servicing Fee	(198,160.02)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,929,693.99

Distributions of Available Funds
(1) Class A Interest	286,422.94
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	738,191.78
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,324,099.57
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	543,068.03
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	11,929,693.99

Servicing Fee	198,160.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 09/17/18	222,473,778.47
Principal Paid	11,062,291.35
Note Balance @ 10/15/18	211,411,487.12

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2a
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2b
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-3
Note Balance @ 09/17/18	76,313,778.47
Principal Paid	11,062,291.35
Note Balance @ 10/15/18	65,251,487.12
Note Factor @ 10/15/18	27.8852509%

Class A-4
Note Balance @ 09/17/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	125,000,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	21,160,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	324,334.61
Total Principal Paid	11,062,291.35
Total Paid	11,386,625.96

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.15844%
Coupon	2.55844%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	94,756.27
Principal Paid	11,062,291.35
Total Paid to A-3 Holders	11,157,047.62

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3213907
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9618805
Total Distribution Amount	11.2832712

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4049413
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.2747494
Total A-3 Distribution Amount	47.6796907

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	66.73
Noteholders' Principal Distributable Amount	933.27

Account Balances	$ Amount

Advances
Balance as of 08/31/18	69,335.06
Balance as of 09/30/18	67,570.80
Change	(1,764.26)

Reserve Account
Balance as of 09/17/18	17,081,024.89
Investment Earnings	26,458.14
Investment Earnings Paid	(26,458.14)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89